                                    COLONIAL
                                TAX-EXEMPT FUND

                               SEMIANNUAL REPORT
                                  MAY 31, 1997


                                    [PHOTO]


            NOT FDIC-INSURED        MAY LOSE VALUE
                                    NO BANK GUARANTEE

                      COLONIAL TAX-EXEMPT FUND HIGHLIGHTS
                        DECEMBER 1, 1996 - MAY 31, 1997

INVESTMENT OBJECTIVE: Colonial Tax-Exempt Fund seeks as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds.

THE FUND IS DESIGNED TO OFFER:

      - Potential for high monthly tax-free income and long-term growth
      - Diversification
      - Emphasis on quality

PORTFOLIO MANAGER COMMENTARY: "Rising interest rates were a negative factor for all fixed-income investments during the period. Municipal bonds fared better than Treasurys due to low supply and high demand. Looking forward, we believe that the trend will be for lower interest rates as economic growth slows. If that comes to pass, investors with a long-term perspective will benefit."

                           - Bonny Boatman, William Loring and Brian Hartford

                      COLONIAL TAX-EXEMPT FUND PERFORMANCE

                                                               CLASS A          CLASS B
        Inception dates                                        11/21/78          5/5/92
        Six-month distributions declared per share (1)          $0.375           $0.325
        SEC Yields on 5/31/97 (2)                                 5.38%            4.88%
        Taxable-equivalent SEC yields (3)                         8.91%            8.08%
        Six-month total returns, assuming reinvestment            1.18%            0.80%
        of all distributions and no sales charge or
        contingent deferred sales charge (CDSC)
        Net asset value per share on 5/31/97                    $13.33           $13.33

(1) A portion of the Fund's income may be subject to the alternative minimum tax.

(2) The 30-day SEC yields on May 31, 1997, reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the maximum offering price per share at the end of the period.

(3) Taxable-equivalent SEC yields are based on the maximum federal income tax rate of 39.6%. The Fund may at times purchase tax-exempt securities at a discount, and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed.

QUALITY BREAKDOWN                                  MATURITY BREAKDOWN
(as of 5/31/97)                                    (as of 5/31/97)
-----------------------------------------------    -------------------------------------------------
AAA ......................................58.7%    0-1 year ........0.1%     10-15 years ......10.2%
AA .......................................11.1%    1-3 years .......0.9%     15-20 years ......30.8%
A ........................................ 6.7%    3-5 years .......2.4%     20-25 years ......29.0%
BBB ...................................... 5.2%    5-7 years .......0.5%     25 years+ ........23.2%
BB ....................................... 0.5%    7-10 years ......2.1%     Cash &
B ........................................ 0.2%                              Equiv ............ 0.8%
Non-rated ................................16.8%
Cash & Equiv ............................. 0.8%

Quality and maturity breakdowns are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality and maturity breakdowns in the future.

                              PRESIDENT'S MESSAGE

                              TO FUND SHAREHOLDERS

                                                     [PHOTO OF HAROLD W. COGGER]


I am pleased to present your Fund's semiannual report for the six months ending May 31, 1997.

During the period, the economy was strong, corporate profits continued to grow, unemployment was at a 25-year low, and inflation remained low. For investors in the stock market, the environment couldn't have been much better.

But people who invest in bonds saw it differently. They saw stronger than expected economic growth in the first part of 1997, creating fears of renewed inflation. They saw the Federal Reserve Board raising short-term interest rates in an attempt to slow down the economy. And they saw long-term interest rates rise steadily.

Between December 1 and mid-April, yields on the benchmark 30-year U.S. Treasury bond rose from 6.86% to 7.17%. Interest rates on all other bond categories, such as tax-exempt bonds, rose too.

Fortunately, by late April, the environment began to improve for bond investors. Interest rates eased downward. The economy was slowing, inflation was still low and the Federal Reserve Board decided against boosting short-term rates a second time in two months.

But when the dust settled, interest rates were still moderately higher on May 31, 1997 compared to December 1, 1996. That means that the prices of fixed-income securities already in your portfolio declined somewhat.

The best news is that your tax-exempt income remains very strong, particularly compared to inflation. And that's a main attraction of fixed-income investing.


This report provides you with a closer look at your Fund's performance as well as the portfolio manager's investment strategy. In addition, the report lists every security in the portfolio as of May 31, 1997, organized by categories such as education, healthcare and housing.

Thank you for the opportunity to help you meet your investment goals.

Sincerely,

/s/ Harold W. Cogger

Harold W. Cogger
President
July 16, 1997

Because market conditions change frequently, there can be no assurance that the trends described here will continue, come to pass or affect Fund performance.

                          PORTFOLIO MANAGEMENT REPORT

BONNY BOATMAN, WILLIAM LORING AND BRIAN HARTFORD are portfolio co-managers of Colonial Tax-Exempt Fund. Ms. Boatman is senior vice president of Colonial Management Associates, Inc. and Director of the Municipal Bond Department. Mr. Loring and Mr. Hartford are Vice Presidents of the Adviser.

RISING INTEREST RATES UNTIL MID-APRIL
Spurred by stronger growth in the housing, manufacturing and auto sectors, interest rates rose steadily until mid-April. But once it became clear that the economy was slowing and inflation was still microscopic, interest rates began to fall and bond prices started to rebound.

FINALLY, A BALANCED BUDGET AGREEMENT
During May, Congress and the President agreed to a balanced budget plan which helped calm the bond markets, setting the stage for even lower interest rates. The balanced budget agreement was easier to make in 1997 because the federal budget deficit for Fiscal 1997 had already shrunk to about $70 billion from $300 billion a few years ago. Lower government spending ultimately means downward pressure on interest rates, since the demand for money is diminished. Like any commodity, the "price" of money - interest rates - falls when there's less demand for it.

MUNIS OUTPERFORM TREASURIES
The pickup in interest rates earlier in 1997 generated increased demand for municipal bonds by retail investors, boosting municipal bond prices in relation to U.S. Treasury bonds. At one point, munis were offering a 6% tax-exempt yield, which is a psychological barrier for many buyers.

At the same time, the supply of new tax-exempt issues fell. A large component of new issues comes from refinancing of old bonds originally issued at higher interest rates. Just like your home mortgage, muni issuers want to refinance when interest rates fall. But when interest rates rise, refinancing volume drops off. Another reason munis are performing so well is that there is no current talk of changes in the tax law that could curtail the tax advantages of municipal bonds.

TOTAL RETURN MAY BE MODEST, BUT INCOME IS STRONG
Because interest rates were somewhat higher at May 31, 1997 compared to November 30, 1996, municipal bond prices were somewhat lower at the end of the period. As a result, the total return for Class A Shares, based on net asset value, was 1.18%.

As of May 31, 1997, your Fund's 30-day SEC yield was 5.38% on Class A Shares. For those of you in the maximum 39.6% effective federal tax bracket, that's equivalent to a taxable yield of 8.91%. So even though total return was modest, shareholders were well-rewarded on an income basis.

A DEFENSIVE BIAS
During most of the period, the portfolio had a "defensive" bias in the rising interest rate environment. One way to be defensive is to own bonds with higher coupon payments. The market will assume that the issuer will want to "call" or redeem the bonds at the call date, which is much sooner than maturity. Bonds with shorter lifespans are less volatile in a rising interest rate environment. In addition, the premium coupons generate higher current income.

We also have an overweighting in higher yielding non-rated securities compared to our benchmark. Non-rated bonds tend to be less sensitive to movements in interest rates and more sensitive to credit developments. At the same time, about 59% of the portfolio is invested in AAA securities. We would consider investing in lower rated bonds, but we currently don't believe these securities adequately compensate us for the additional risk.

OUR OUTLOOK: MORE POSITIVE FOR THE NEXT SIX MONTHS
As economic growth slows, we expect interest rates to decline over the next six months. As a result, we will increase our position in noncallable securities that tend to outperform in a market rally. Even though total return will fluctuate with interest rates, municipal bonds will likely continue to offer substantial tax-free income in the months ahead.

                   COLONIAL TAX-EXEMPT FUND'S PERFORMANCE VS.
                    THE LEHMAN BROTHERS MUNICIPAL BOND INDEX
               Change in Value of $10,000 from 5/31/87 - 5/31/97
                    Based on NAV and MOP for Class A Shares


                           5/97
LEHMAN                   $22,345
NAV                      $20,234
MOP                      $19,273

CTEF Class A

  AS OF DATE            NAV             MOP               Lehman Muni Bond IX Tr

 5/31/87 0:00         10000             9525              5/31/87        $10,000
 8/31/87 0:00         10355.46          9863.576          8/31/87         10,422
11/30/87 0:00         10248.2           9761.411         11/30/87         10,336
 2/29/88 0:00         10783.97         10271.74           2/29/88         10,975
 5/31/88 0:00         10762.4          10251.18           5/31/88         10,898
 8/31/88 0:00         11020.77         10497.28           8/31/88         11,139
11/30/88 0:00         11275.97         10740.37          11/30/88         11,435
 2/28/89 0:00         11492.89         10946.98           2/28/89         11,656
 5/31/89 0:00         11840.95         11278.5            5/31/89         12,152
 8/31/89 0:00         11993.07         11423.4            8/31/89         12,362
11/30/89 0:00         12215.17         11634.95          11/30/89         12,694
 2/28/90 0:00         12374.93         11787.12           2/28/90         12,852
 5/31/90 0:00         12529.1          11933.97           5/31/90         13,041
 8/31/90 0:00         12683.37         12080.91           8/31/90         13,156
11/30/90 0:00         13063.53         12443.01          11/30/90         13,672
 2/28/91 0:00         13380.03         12744.48           2/28/91         14,036
 5/31/91 0:00         13712.96         13061.6            5/31/91         14,355
 8/31/91 0:00         14063.24         13395.23           8/31/91         14,707
11/30/91 0:00         14385.73         13702.41          11/30/91         15,074
 2/29/92 0:00         14708.43         14009.78           2/29/92         15,438
 5/31/92 0:00         15004.87         14292.13           5/31/92         15,765
 8/31/92 0:00         15518.99         14781.84           8/31/92         16,349
11/30/92 0:00         15721.88         14975.09          11/30/92         16,586
 2/28/93 0:00         16518.23         15733.61           2/28/93         17,563
 5/31/93 0:00         16587.47         15799.57           5/31/93         17,651
 8/31/93 0:00         17191.28         16374.69           8/31/93         18,344
11/30/93 0:00         17262.63         16442.66          11/30/93         18,425
 2/28/94 0:00         17332.86         16509.55           2/28/94         18,536
 5/31/94 0:00         16805.13         16006.89           5/31/94         18,087
 8/31/94 0:00         17021.33         16212.82           8/31/94         18,370
11/30/94 0:00         16039.81         15277.92          11/30/94         17,457
 2/28/95 0:00         17564.46         16730.15           2/28/95         18,885
 5/31/95 0:00         18292.73         17423.83           5/31/95         19,735
 8/31/95 0:00         18269.36         17401.56           8/31/95         19,998
11/30/95 0:00         19142.34         18233.07          11/30/95         20,756
 2/29/96 0:00         19254.55         18339.96           2/29/96         20,971
 5/31/96 0:00         18868.99         17972.71           5/31/96         20,636
 8/31/96 0:00         19171.82         18261.16           8/31/96         21,045
11/30/96 0:00         19998.63         19048.7           11/30/96         21,976
 2/28/97 0:00         20074.82         19121.26           2/28/97         22,126
 5/31/97 0:00         20249.4          19287.55           5/31/97        $22,345



A $10,000 Investment in Class B Shares made on May 5, 1992, at net asset value
(NAV) would have been valued at $13,122 on May 31, 1997. The same investment based on CDSC would have grown to $12,922 on May 31, 1997. The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments, do not incur fees or expenses, and it is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURNS
                    As of 6/30/97 (Most Recent Quarter End)


                                CLASS A SHARES                CLASS B SHARES
INCEPTION                           11/21/78                       5/5/92
                               NAV            MOP             NAV         W/CDSC
1 YEAR                         7.37%         2.27%           6.57%         1.57%
5 YEARS                        6.06          5.03            5.31          4.98
10 YEARS                       7.18          6.65              --           --
SINCE INCEPTION                  --            --            5.61          5.45

Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. NAV returns do not include sales charges or CDSC. Maximum offering price (MOP) returns include the maximum sales charge of 4.75%. The CDSC returns reflect the maximum charges of 5% for one year, 2% for five years and 1% since inception. Past performance cannot predict future results.

Effective August 1, the Fund will offer Class C Shares.

                              INVESTMENT PORTFOLIO
                     MAY 31, 1997 (UNAUDITED, IN THOUSANDS)

MUNICIPAL BONDS - 98.4%                              PAR           VALUE
--------------------------------------------------------------------------
EDUCATION - 6.8%
  EDUCATION - 4.8%
  AL State University Revenue,
   Auburn University,
                           7.000%  06/01/11        $ 1,000        $  1,094
  IL Chicago Board Education,
    Series 1992 A:
                           6.000%  01/01/20          4,000           4,165
                           6.250%  01/01/15          4,400           4,730
  IL De Paul University,
                           5.500%  10/01/19          4,500           4,359
  IN Purdue University, Student Fee, Series B,
                           6.700%  07/01/15          1,100           1,203
  MA Health and Educational Facilities Authority:
   Amherst College, Series E,
                           6.750%  11/01/15          1,000           1,080
   Berklee College of Music, Series C,
                           6.875%  10/01/21          4,380           4,747
  MA State College Building Authority Project,
   Series A,
                           7.500%  05/01/11          1,500           1,826
  NY State Dormitory Authority,
   City University of New York:
                           5.750%  07/01/13          8,565           8,822
      Series 1993 A,
                           6.000%  07/01/20         13,350          13,650
      Series 1990 C:
                           7.000%  07/01/14          2,050           2,240
                           7.500%  07/01/10         19,875          23,353
   State University of New York:
      Series A,
                           5.875%  05/15/17         33,240          34,029
      Series B,
                           5.000%  05/15/18         11,500          10,293
      Series 1990 A,
                           7.500%  05/15/13          8,000           9,540
      Series 1990 B,
                           7.000%  05/15/16          1,000           1,068
      Series 1993 A:
                           5.500%  05/15/13         12,000          12,135
                           6.000%  07/01/20          6,140           6,508
                                                                  --------
                                                                   144,842
                                                                  --------

                       Investment Portfolio/May 31, 1997
-----------------------------------------------------------------------------

    SCHOOL DISTRICT GENERAL OBLIGATION - 1.9%
    AZ Apache County School District,
     Number 010 Round Valley
     Project of 1987, Series 1990 C:
                              9.875%   07/01/05        $ 1,500        $ 1,639
                             10.800%   07/01/97            800            804
                             10.800%   07/01/98          1,000          1,062
                             10.800%   07/01/99          1,000          1,112
    CO Larimer, Weld & Boulder Counties
     School District, Series 1996,
                               (a)     12/15/10          4,000          1,945
    FL State Board of Education,
     Series 1993 D:
                              5.125%   06/01/22         14,500         13,413
                              5.200%   06/01/23         10,140          9,468
    IL Chicago Board of Education,
     Series 1996:
                              6.250%   12/01/11          2,830          3,085
                              6.250%   12/01/12          1,500          1,629
    IL Lake County School District,
                              9.000%   01/01/17         10,440         14,498
    TX Houston Independent School District,
     Series 1997,
                               (a)     08/15/15          6,355          2,288
    TX Hurst Euless Bedford
     Independent School District,
     Series 1994,
                              6.500%   08/15/24          6,355          6,760
                                                                       -------
                                                                        57,703
                                                                       -------

    STUDENT LOAN - 0.1%
    LA State Public Facility Authority,
     Series A,
                              6.750%   09/01/06          2,000          2,107
    VT State Student Assistance Financing
     Program, Series B,
                              6.700%   12/15/12          2,000          2,122
                                                                      -------
                                                                        4,229
                                                                      -------

-----------------------------------------------------------------------------
  HEALTH - 12.4%
    HOSPITALS - 5.8%
    AL Alabama Special Care Facilities Authority,
     Montgomery Healthcare, Series 1989,
                             11.000%   10/01/19         15,655         15,968
    CA Eden Township Hospital District,
     Eden Township Hospital, Series 1989,
                              7.400%   11/01/19          5,000          5,294

                       Investment Portfolio/May 31, 1997

----------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                 PAR           VALUE
----------------------------------------------------------------------------
HEALTH - CONT
  HOSPITALS - CONT
  CA Statewide Communities Development
   Authority, Cedars-Sinai Medical Center,
   Series 1993,
                              5.400%  11/01/15        $12,500        $11,641
  CT State Health & Educational Facilities
   Authority, New Britain Hospital,
   Series 1991 A,
                              7.750%  07/01/22            905            971
  DE State Economic Development Authority,
   Riverside Hospital, Series 1992 A,
                              9.500%  01/01/22          1,155          1,496
  FL St. Petersburg Health Facilities
   Authority, Allegheny Health System,
   St. Joseph's Hospital, Inc., Series 1985-A,
                              7.000%  12/01/15          2,000          2,197
  GA Clayton Hospital Authority,
   The Woodlands Foundation, Inc.,
   Series 1991 A,
                              9.750%  5/1/2021(b)       6,680          4,342
  IL Health Facilities Authority,
   Series 1992 B, RIB (variable rate),
                              9.446%  05/01/21          4,800          5,496
  IL Naperville Economic Development,
   Series 81,
                             13.000%  08/01/08          5,354          5,629
  IL State Health Facilities Authority,
   Edgewater Medical Center, Series A,
                              9.250%  07/01/24          8,435          9,953
  MA State Health & Educational Facilities
   Authority, Lowell General Hospital,
   Series 1991 A,
                              8.400%  06/01/11          2,500          2,888
  ME State Health & Higher Educational
   Facilities Authority, Maine Medical Center,
   Series C,
                              5.000%  11/15/13          3,850          3,585
  MN Rochester Mayo Health,
                              6.250%  11/15/21          5,900          6,202
  MS Hospital Equipment & Facilities
   Authority, Pooled Loan Program,
                              7.500%  08/01/16         18,900         19,869
  MT State Health Facility Authority,
   Hospital Facilities, Series 1994,
   RIB (variable rate),
                              6.364%  02/15/25          6,000          5,093

                      Investment Portfolio/May 31, 1997
------------------------------------------------------------------------------

  NJ Health Care Facilities Financing
   Authority, Raritan Bay Medical Center,
                              7.250%   07/01/14        $ 4,300        $  4,531
  NV Reno Hospital, St. Mary's Regional
   Medical Center, Series 1991 A,
                              6.700%   07/01/21          1,700           1,817
  OK Oklahoma City Industrial & Cultural
   Facilities Trust, Hillcrest Health Center,
                              6.400%   08/01/14          4,320           4,347
  TN Chattanooga Health Education
   and Housing Facilities Board, North
   Park Hospital Project, Series 1993,
                              8.500%   02/01/23         41,930          43,607
  TN Metropolitan Government, Nashville
   & Davidson Counties, Volunteer
   Healthcare Systems, Series 1988 A,
                             10.750%   6/1/2018(b)      14,744           4,423
  VA Dickenson County Industrial Development
   Authority, Volunteer Healthcare Systems, Inc.,
   Series 1988 A,
                             10.750%   6/1/2018(b)       1,950             585
  VA Norfolk Industrial Development
   Authority, Sentara Hospital, Series A,
                              6.500%   11/01/13          2,500           2,666
  VT State Educational & Health Buildings
   Financing Agency, Springfield Hospital, Series A,
                              7.750%   01/01/13          1,890           2,048
  WA State Health Care Facilities Authority,
   Grays Harbor Community Hospital, Series 1993:
                              7.200%   7/1/2003(c)       1,050           1,150
                              8.025%   7/1/2020(c)       6,380           7,178
  WI State Health & Educational
   Facilities Authority, St. Luke's
   Medical Center Project, Series 1991,
                              7.100%   08/15/19          2,550           2,764
                                                                      --------
                                                                       175,740
                                                                      --------

  INTERMEDIATE CARE FACILITIES - 0.6%
  IL Champaign, Hoosier Care, Inc., Series 1989 A,
                              9.750%   08/01/19          1,465           1,568
  IN Wabash First Mortgage, Hoosier
   Care, Inc., Series 1989 A,
                              9.750%   08/01/19          5,835           6,243
  MA State Health & Educational
   Facilities Authority, Corporation
   for Independent Living,
                              8.100%   07/01/18          1,280           1,371

                      Investment Portfolio/May 31, 1997

-----------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                  PAR           VALUE
-----------------------------------------------------------------------------
HEALTH - CONT
  INTERMEDIATE CARE FACILITIES - CONT
  TN Shelby County, Health, Education,
   & Housing Facilities Board,
   Open Arms Development Center:
    Series 1992 A,
                               9.750%  08/01/19        $ 4,245        $ 4,887
    Series 1992 C,
                               9.750%  08/01/19          4,240          4,881
                                                                      -------
                                                                       18,950
                                                                      -------

  NURSING HOMES - 6.0%
  CA San Diego Industrial Development,
                               8.750%  12/01/16          5,400          5,873
  CO State Health Facilities Authority,
   American Housing Foundation, Inc.,
   Series 1990 A,
                              10.250%  12/01/20          2,500          2,500
  DE State Economic Development Authority,
   Churchman Village Project, Series A,
                              10.000%  03/01/21          7,170          8,461
  DE Sussex County, Healthcare Facility,
   Delaware Health Corporation,
   Series 1994 A,
                              7.600%  01/01/24         14,230         14,266
  FL Collier County Industrial Development
   Authority, Beverly Enterprises, Inc.,
   Series 1991,
                             10.750%  03/01/03            990          1,127
  FL Flagler County Industrial Development
   Authority, South Florida Properties,
   Series 1988,
                             10.500%  12/01/18          8,815          7,945
  FL Gadsden County Industrial
   Development Authority, Florida
   Properties, Inc., Series 1988 A,
                             10.450%  10/01/18          6,065          6,237
  FL Palm Beach County,
   Beverly Enterprises-Florida, Inc., Series 1984,
                             10.000%  06/01/11          2,630          2,896
  FL Volusia County Industrial
   Development Authority, Beverly
   Enterprises-Florida, Inc., Series 1987,
                              9.800%  12/01/07            840            864
  IA Marion, Kentucky Iowa
   Corporation Project, Series 1990,
                             10.250%  01/01/20            975          1,010

                     Investment Portfolio/May 31, 1997
----------------------------------------------------------------------------

  IN Gary Industrial Economic Development,
   West Side Health Care Center,
   Series 1987 A,
                             11.500%  10/01/17        $ 1,985        $ 2,051
  KS Washington County Industrial
   Development Authority, Central
   States, Series 1989,
                             10.250%  11/01/19          3,355          3,355
  MA Boston,
   St. Joseph Nursing Care Center, Inc.,
   Series 1990,
                             10.000%  1/1/2020(d)         305            332
  MA State Industrial Finance Agency:
   American Health Foundation, Inc.,
   Series 1989,
                             10.125%  03/01/19          3,180          2,862
   Belmont Home Care Project:
    Series A,
                              7.970%  01/01/99            290            297
    Series 1995 A,
                              9.270%  01/01/25         10,405         11,537
   GF/Massachusetts, Inc., Series 1994,
                              8.300%  07/01/23         12,870         12,934
    Seacoast Nursing Home, Series 1991,
                              9.625%  12/01/21          4,945          5,446
  MO St. Louis County Industrial
   Development Authority, Nursing Home,
   Cardinal Carberry Health Center, Series 1991,
                              7.125%  03/20/23          2,000          2,148
  NM Albuquerque Industrial Development
   Authority, Manor Nursing Home,
                             12.000%  05/15/14          3,126          3,501
  OH Ashtabula County,
   First Mortgage, Village Square Nursing
   Center, Inc., Series 1985,
                             12.000%  12/01/15          1,255          1,299
  OH Franklin County,
   Columbus West Health Care Co.,
   Series 1986,
                             10.000%  09/01/16          3,015          2,864
  OH Lucas County,
   Gericare, Inc., Series 1988 B,
                             10.500%  06/01/18          2,995          3,025
  OH Montgomery County,
   Grafton Oaks Limited Partners,
   Series 1986,
                              9.750%  12/01/16            695            660

                     Investment Portfolio/May 31, 1997

----------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                 PAR           VALUE
----------------------------------------------------------------------------
HEALTH - CONT.
  NURSING HOMES - CONT.
  OH Trumbull County,
                             12.000%  12/01/15        $ 2,185        $ 2,253
  PA Cambria County Industrial Development
   Authority, Beverly Enterprises,
                             10.000%  06/18/12          1,800          2,243
  PA Chester County Industrial Development,
   Pennsylvania Nursing Home, Inc.,  Series 1989,
                             10.125%  05/01/19         10,480         10,166
  PA Delaware County Authority,
   Main Line and Haverford Nursing,
   Series 1992,
                              9.000%  08/01/22          9,420         10,338
  PA Lackawanna County Industrial Authority,
   Greenridge Nursing Center,
                             10.500%  12/01/10          1,890          2,060
  PA Luzerne County Industrial
   Development Authority:
    Beverly Enterprises,
    Pennsylvania, Series 1983,
                             10.125%  11/01/08            835            913
    Millville Nursing Center,
                             10.500%  12/01/12          3,780          3,591
  PA Montgomery County Higher
   Education & Health Authority,
   Roslyn-Hatboro, Inc. Project,
                              9.000%  11/15/22         12,340         12,448
  PA Philadelphia Authority For
   Industrial Development:
    First Mortgage, The Care Pavillion,
    Series 1988,
                             10.250%  02/01/18          5,865          5,843
    RHA/Philadelphia Project,
                             10.250%  11/01/18          9,345          9,310
  PA Wilkins Area Industrial Development
   Authority, Oakmont Nursing Center,
   Series 1984,
                             10.000%  07/01/11          1,100          1,235
  TN Metropolitan Government, Nashville
   & Davidson Counties Health & Education
   Facilities, Central States, Series 1989,
                             10.250%  11/01/19            770            770
  TX Whitehouse Health Facilities
   Development Corp., Oak Brook
   Health Care Center, Series 1989,
                             10.000%  12/01/19          1,795          1,849

                      Investment Portfolio/May 31, 1997
-----------------------------------------------------------------------------

  VA Southampton County Industrial
   Authority, Medical Facility of
   America XLIII Project, Series 1986,
                              8.375%  12/15/26        $ 2,985        $  3,088
  VA Virginia Beach Development Authority,
   Beverly Enterprises, Series 1985,
                             10.000%  04/01/10            905             993
  WA Kitsap County Housing Authority,
   Martha & Mary Nursing Home,
                              7.100%  02/20/36         10,000          10,887
                                                                     --------
                                                                      181,477
                                                                     --------

-----------------------------------------------------------------------------
HOUSING - 13.2%
  ASSISTED LIVING/SENIOR - 1.0%
  FL Clearwater Housing Authority,
   Hampton Apartments, Series 1994,
                              8.250%  05/01/24          3,475           3,640
  IL State Development Finance Authority,
   Care Institute, Inc.,
                              8.250%  06/01/25         10,000          10,475
  MN Roseville, Care Institute, Inc., Series 1993,
                              7.750%  11/01/23          2,975           2,834
  MS Lamar County Wesley Manor II:
                              8.750%  08/01/20          1,000           1,032
                              8.750%  02/01/29          1,610           1,661
  PA Montgomery County Industrial
   Development Authority, Assisted
   Living Facility, Series 1993 A,
                              8.250%  05/01/23          1,450           1,503
  TX Bell County Health Facilities
   Development Corp., Care Institutions, Inc.,
                              9.000%  11/01/24          7,585           8,258
                                                                     --------
                                                                       29,403
                                                                     --------

  MULTI-FAMILY - 5.6%
  AZ Maricopa County Industrial
   Development Authority,
   Advantage Point, Series 1996 A,
                              6.625%  07/01/26          2,750           2,812
  AZ Mohave County Industrial Development
   Authority, Kingman Station Apartments,
                              8.125%  10/01/26          2,840           3,102
  AZ Phoenix Industrial Development
   Authority, Chris Ridge Village Project,
   Series 1992:
                              6.750%  11/01/12            650             674
                              6.800%  11/01/25          4,250           4,383

                      Investment Portfolio/May 31, 1997

----------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                 PAR           VALUE
----------------------------------------------------------------------------
HOUSING - CONT.
  MULTI-FAMILY - CONT.
  CO State Health Facilities Authority,
   Birchwood Manor, Series 1991 A,
                              7.625%  04/01/26        $ 1,835        $ 1,902
  DE Quaker Hill Housing Corporation,
   Multifamily Housing, Quaker Hill
   Apartments, Series A,
                              7.550%  08/01/21          6,225          6,614
  FL Hialeah Housing Authority,
   Series 1991,
                              9.500%  11/01/21         10,600         10,070
  FL State Housing Finance Agency,
   Windsong Apartments,
   Series 1993 C,
                              9.250%  01/01/19          1,230          1,238
  GA Augusta Housing Authority,
   Mountain Ridge Holdings II Project,
   Series A,
                              8.960%  9/1/2024(b)       3,620          2,353
  GA Savannah Housing Authority,
   Plantation Oaks Apartments
   Project, Series 1986,
                              9.625%  02/01/27          2,890          3,063
  IL Carbondale,
   Mill Street Apartments,
   Series 1979,
                              7.375%  09/01/20            835            854
  IL East Moline Housing Finance Corp.,
   Deerfield Woods Apartments,
                              7.500%  8/1/2021(c)       2,367          2,437
  IL Rockford:
                              8.700%  08/20/07            615            628
                              8.700%  08/20/26          4,455          4,551
  IL State Housing Development Authority,
   Series 1990 A,
                              8.000%  06/01/26            680            706
  LA Jefferson Housing Development
   Corp., Concordia Project, Series A,
                              7.700%  08/01/22          2,570          2,737
  LA New Orleans Housing Development
   Corp., Southwood Patio, Series 1990 A,
                              7.700%  02/01/22          2,375          2,467
  MA State Housing Finance Agency,
   Series 1988 A,
                              8.400%  08/01/21            740            771

                     Investment Portfolio/May 31, 1997
----------------------------------------------------------------------------

  MN Washington County Housing &
   Redevelopment Authority,
   Cottages of Aspen, Series 1992,
                              9.250%  06/01/22        $ 1,935        $ 2,099
  MN White Bear Lake,
   Birch Lake Townhomes Project,
   Series 1989 A,
                              9.750%  07/15/19          2,185          2,180
  MO St. Louis Area Housing Finance
   Corp., Wellington Arms III, Series 1979,
                              7.500%  01/01/21          2,030          2,052
  MS Biloxi Urban Renewal,
   Biloxi Apartments Project,
   Series 1985:
                              9.500%  12/01/05          1,145          1,187
                              9.500%  12/01/10          1,235          1,283
                              9.500%  12/01/15          1,970          2,046
  NC Eastern Carolina Regional Housing
   Authority, New River Apartments -
   Jacksonville, Series 1994,
                              8.250%  09/01/14          2,810          2,880
  NE Omaha Housing Development Corp.,
   Mortgage Notes, North Omaha Homes,
                              7.375%  03/01/21          1,383          1,420
  NJ Housing & Mortgage Finance Agency,
                              6.950%  11/01/13          5,090          5,332
  NY Nyack Housing Assistance Corp.,
   Nyack Plaza Apartments,
                              7.375%  06/01/21          2,908          2,909
  PA Warren County Housing Finance Corp.,
   Allegheny Manor,
                              7.500%  02/01/21          1,365          1,404
  Pass Through Certificates, Series 1993 A,
                              8.500%  12/1/2016(c)     61,712         64,181
  TN Franklin Industrial Board,
   Landings Apartment Project,
   Series 1996 B,
                              8.750%  04/01/27          3,600          3,582
  TN Knoxville Community Development
   Corp., Maple Oak Apartment Project,
   Series 1992,
                              6.375%  10/15/08          2,510          2,585
  TX Galveston Pass Health Facilities Center,
   Pass Through Certificates,
                              8.000%  08/01/23          1,850          1,899
  TX Laredo Housing Development Corp.,  No. 1,
                              7.375%  3/5/2021(c)       2,076          2,075

                     Investment Portfolio/May 31, 1997

------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                   PAR          VALUE
------------------------------------------------------------------------------
HOUSING - CONT.
  MULTI-FAMILY - CONT.
  UT Salt Lake City Housing Authority,
   Hartland Apartments Project, Series 1987 A,
                              8.875%   12/20/27        $ 7,720        $  7,923
  VA Alexandria Redevelopment
   & Housing Authority, Courthouse
   Commons Apartments, Series 1990 A,
                             10.000%   01/01/21            760             766
  VA Norfolk Redevelopment & Housing
  Authority, Dockside, Series 1991 A:
                              7.300%   12/01/16          1,315           1,382
                              7.375%   12/01/28          1,940           2,042
  WA Washington Housing Development
   Corp., Parkview Apartments Project,
                              7.500%   04/01/21          1,666           1,714
  WA State Housing Finance
   Commission, Series 1988 A,
                              7.900%   07/01/30          1,450           1,498
  WI Milwaukee Housing Authority
   Mortgage, Windsor Court Project,
   Series 1986,
                              8.700%   08/21/21          1,985           2,031
  WY Rock Springs Housing Finance
   Corp., Bicentennial Association II,
                              7.500%   05/01/20          1,132           1,163
                                                                      --------
                                                                       168,995
                                                                      --------

  SINGLE FAMILY - 6.6%
   AK State Housing Finance Corp.:
    First Series 1991,
                              7.800%   12/01/30          2,200           2,206
    Series 1992 A,
                              6.600%   12/01/23         11,750          12,837
  AL State Housing Finance Authority,
   Series 1990 C,
                              7.550%   04/01/16            620             649
  CA State Housing Finance Authority,
   Series 1984 B,
                                (a)    08/01/16            325              39
  CO El Paso County Home Mortgage:
    Series 1987 C,
                              8.300%   09/20/18          1,819           2,026
    Series 1987 D,
                              8.150%   09/20/14            786             863
    Series 1988 A,
                              8.375%   03/25/19          1,874           2,106

                     Investment Portfolio/May 31, 1997
---------------------------------------------------------------------------

  CO State Housing Finance Authority:
                              7.150%  11/01/14        $  805        $   851
    Series 1991 A,
                              7.500%  05/01/29         4,745          4,947
    Series 1996 B1,
                              7.650%  11/01/26         2,750          3,035
    Series 1997 A2,
                              7.250%  05/01/27         3,200          3,492
  CT State Housing Finance Authority,
   Housing Mortgage Finance Program,
   Series B1, Sub B1,
                              7.550%  11/15/08             5              5
  FL Brevard County,
   Housing Finance Authority,
   Series 1985,
                                (a)   04/01/17         4,675            619
  FL Lee County Housing Finance Authority,
   Series 1996 A1,
                              7.350%  03/01/27         6,680          7,306
  GA Atlanta, Urban Residential
   Finance Authority, Series 1988,
                              8.250%  10/01/21         1,040          1,052
  IA Finance Authority, Series 1992 B,
                              6.950%  07/01/24         9,915         10,386
  ID State Housing Agency,
   Senior Series,
                              6.700%  07/01/27         6,000          6,285
  IL Chicago:
    Series 1996 B,
                              7.625%  09/01/27         4,250          4,702
    Series 1997 A,
                              7.250%  09/01/28         4,000          4,410
  IL State Housing Development Authority:
    Series B,
                              7.250%  08/01/17         1,290          1,350
    Series C,
                              7.500%  08/01/17           220            229
  IN State Housing Finance Authority:
    GNMA Collateral Mortgage Program,
    Series A1,
                              7.850%  07/01/16            15             16
    Single Family Housing,
    Series 1987 C,
                              9.125%  07/01/18         2,495          2,577
  KY Louisville Residential,
   Series 1984,
                               (a)    07/01/16           175             21

                     Investment Portfolio/May 31, 1997

---------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                 PAR          VALUE
---------------------------------------------------------------------------
HOUSING - CONT.
  SINGLE-FAMILY - CONT.
  LA Calcasieu Parish:
    Series 1987 A,
                              8.125%  12/01/12        $1,254        $ 1,262
    Series 1988 B,
                              8.250%  06/01/12         3,063          3,107
  LA Housing Financing Agency, Series 1988,
                              8.300%  11/01/20         2,315          2,387
  LA Jefferson Parish Home Mortgage
   Authority, Series 1988 A,
                              8.300%  04/01/20         2,160          2,255
  MA State Housing Finance Agency:
    Series 21,
                              7.125%  06/01/25         6,000          6,352
    Series 1987 A,
                              9.000%  12/01/18         1,595          1,639
    Series 1988 B,
                              8.100%  08/01/23           840            877
  MD State Community Development Administration,
   Department of Housing and Community
   Development Program:
    1st Series,
                              7.300%  04/01/17           450            471
    3rd Series,
                              7.250%  04/01/27           960            997
  MN State Housing Finance Agency:
    Series C,
                              7.100%  07/01/11           675            713
    Series 1988 D,
                              8.250%  08/01/20         1,950          2,038
  MO State Housing Development Commission:
    Homeownership Loan Program, Series 1996 A,
                              7.200%  09/01/26         7,795          8,643
     Series 1996 B,
                              7.550%  09/01/27         8,875         10,018
     Series C:
                              6.900%  07/01/18           845            879
                              7.250%  09/01/26         4,590          5,089
  NE Investment Finance Authority:
   Series 1990 2, RIB (variable rate),
                             11.257%  09/10/30         3,200          3,572
   Series 1990 B, RIB (variable rate),
                             10.882%  03/15/22         6,500          7,207
  NH State Housing Finance Authority, Single
   Family Resources Mortgage, Series 1989 B,
                              7.700%  07/01/29         2,380          2,496

                    Investment Portfolio/May 31, 1997
--------------------------------------------------------------------------

  NY State Mortgage Agency:
    Series BB 2,
                              7.950%  10/01/15        $1,395        $1,429
    Home Owner Mortgage, Series HH-2,
                              7.850%  04/01/22         1,500         1,569
  OH State Housing Finance Agency:
   Series A2, RIB (variable rate),
                              9.567%  03/24/31         6,000         6,532
   Series 1988 C,
                              8.125%  03/01/20           785           820
  SC State Housing Authority,
   Homeownership Mortgage, Series 1988 A,
                              8.500%  07/01/08         2,000         2,059
  TX Bexar County Housing Finance Corp.,
   GNMA Collateralized Mortgage, Series 1989 A,
                              8.200%  04/01/22         3,500         3,679
  TX Corpus Christi Housing Finance Corp.,
   Lomas and Nettleton, Series C,
                             10.000%  10/01/07           565           578
  TX Harris County Housing Finance Corp.,
   Series 1987,
                              8.875%  12/01/17         2,260         2,322
  TX Lubbock Housing Finance Corp.:
    Series 1988 C,
                              8.375%  12/01/20         5,210         5,275
    Series 1988 D,
                              8.375%  12/01/20           955           971
  TX State Department Housing & Community
   Affairs, Collateralized Home Mortgage,
   Series 1992 B2, RIB (variable rate),
                              9.511%  06/18/23         9,000         9,855
  TX State Housing Agency Mortgage,
   Single Family, Series A,
                              7.150%  09/01/12           630           664
  UT State Housing Finance Agency,
   Single Family Mortgage:
    Senior A 1,
                              6.900%  07/01/12           770           807
    Senior Issue B 1,
                              7.500%  07/01/16           125           132
    Senior Issue B 2:
                              7.700%  07/01/15            20            21
                              7.000%  07/01/16           320           334
    Series 1990 C 2,
                              7.950%  07/01/10           240           253
    Senior Issue D 2,
                              7.250%  07/01/11           365           385

                     Investment Portfolio/May 31, 1997

-----------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                 PAR            VALUE
-----------------------------------------------------------------------------
HOUSING - CONT.
  SINGLE-FAMILY - CONT.
  UT State Housing Finance Agency,
   Single Family Mortgage:
    Series E 1,
                              6.950%  07/01/11        $ 1,355        $  1,419
    Senior Series F 1,
                              7.400%  07/01/09            305             313
  VA State Housing Authority
   Commonwealth Mortgage:
    Series A,
                              7.100%  01/01/17          1,000           1,042
    Series B, Sub Series B 4,
                              6.850%  07/01/17          5,180           5,355
  VA State Housing Development Authority,
   Commonwealth Mortgage,
   Series 1988 C, Subseries C 1,
                              7.800%  01/01/38            465             482
  VT State Housing Finance Agency, Series 1989 A,
                              7.850%  12/01/29          3,920           4,077
  WI State Housing & Economic Development
   Authority, Series A,
                              7.000%  09/01/09            985           1,042
  WV State Housing Development Fund, Series 1992 B,
                              7.200%  11/01/20         10,000          10,513
  WY Community Development Authority,
   Series 1988 G,
                              7.250%  06/01/21          4,500           4,793
                                                                     --------
                                                                      198,732
                                                                     --------

-----------------------------------------------------------------------------
  OTHER - 13.9%
  PUBLIC FACILITIES IMPROVEMENT - 3.0%
  CA Los Angeles Convention & Exhibition
   Authority, Series 1993 A,
                              6.125%  08/15/11          5,000           5,431
  CA Los Angeles County Public Works
   Financing Authority:
                              5.125%  06/01/17         11,000          10,381
    Multiple Facilities Project IV,
                              4.750%  12/01/13         10,000           9,037
  CA San Francisco Building Authority,
   San Francisco Civic Center Complex, Series 1996 A,
                              5.250%  12/01/16         22,075          21,302
  NJ Hudson County, Series 1992,
                              6.600%  12/01/21         16,665          17,727
  OH Cleveland Stadium Project Co.,
                              5.250%  11/15/2022(e)    12,500          11,922

                     Investment Portfolio/May 31, 1997
-----------------------------------------------------------------------------

  SC Charleston County,
   Charleston Public Facilities Corp.,
    Series 1995:
                              6.000%   12/01/07        $ 3,110        $ 3,339
                              6.000%   12/01/09          3,495          3,700
                              6.000%   12/01/10          3,710          3,900
  VA Chesapeake Industrial Development
   Authority,
                              5.250%   06/01/17          4,445          4,223
                                                                      -------
                                                                       90,962
                                                                      -------

  PUBLIC INFRASTRUCTURE - 1.9%
  CA San Diego County,
   Series 1993,
                              5.625%   09/01/12         13,000         13,114
  PA Philadelphia Municipal Authority,
   Series B,
                              6.400%   11/15/16         40,260         42,776
                                                                      -------
                                                                       55,890
                                                                      -------

  REFUNDED/ESCROW/SPECIAL OBLIGATION (f) - 9.0%
  AZ Pima County Industrial Development
   Authority,
                              8.200%   09/01/21         12,370         16,035
  CA Palmdale Community Redevelopment
   Agency, Single Family Mortgage Revenue,
                              8.000%   04/01/16          7,000          8,977
  CA Perris Community Facilities District,
   Series 2-90,
                              8.750%   10/01/21          6,165          8,562
  CA Pomona, Series A,
                              7.600%   05/01/23         10,000         12,625
  CA Riverside County,
                              8.300%   11/01/12         10,000         12,875
  CO Mesa County,
                               (a)     12/01/11          5,905          2,642

  DC District Columbia Hospital,
   Washington Hospital Center Corp.,
    Series 1990 A:
                              8.750%   01/01/15         10,000         11,462
                              9.000%   01/01/08          1,690          1,954
  DE Wilmington, Riverside Hospital,
   Series 1988A,
                             10.000%   10/01/03            300            325
  IL Chicago Public Building Commission,
   Series 1990 A,
                              7.125%   01/01/15          4,010          4,276

                    Investment Portfolio/May 31, 1997

---------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                 PAR           VALUE
---------------------------------------------------------------------------
OTHER - CONT.
  REFUNDED/ESCROW/SPECIAL OBLIGATION (f) - CONT
  IL Health Facility Authority,
   United Medical Center:
    Series 1991,
                              8.125%   07/01/06        $2,985        $3,332
    Series 1991,
                              8.375%   07/01/12         1,500         1,781
  IN Indianapolis Local Public Improvement
   Bond Bank:
    Series 1992 D,
                              6.750%   02/01/14         5,000         5,663
    United Airlines Maintenance Facility,
                              6.700%   01/01/17         4,000         4,405
  IN St. Joseph County Hospital Authority,
   South Bend Memorial Hospital,
                              9.400%   06/01/10         3,085         3,891
  IN State University,
   Student Fee,
                              7.000%   08/01/09         2,680         2,881
  KY State Turnpike Authority:
                              7.250%   05/15/10           215           234
                              7.250%   05/15/10         1,285         1,401
  KY Trimble County,
   Louisville Gas & Electric Co.,
   Series B,
                              6.550%   11/01/20           130           142
  LA State Public Facilities Authority,
   Tulane University,
                              6.625%   11/15/21           455           504
  MA Bay Transportation Authority,
   General Transportation System:
    Series A,
                              7.000%   03/01/11         1,000         1,102
    Series 1990 B,
                              7.800%   03/01/10         3,300         3,717
  MA General Obligation Bonds, Series 1991 A,
                              7.625%   06/01/08         5,000         5,650
  MA State Consolidated Loan, Series C,
                              7.000%   08/01/12         2,000         2,217
  MA State Industrial Finance Agency,
   Mary Ann Morse Nursing Home, Inc.,
   Series 1991 I,
                             10.000%   01/01/21         1,715         2,062
  MA State Water Resources Authority,
   Series 1990 A,
                              7.625%   04/01/14         2,000         2,205

                     Investment Portfolio/May 31, 1997
-----------------------------------------------------------------------------

  MI Detroit, Series 1990 A,
                              8.700%   04/01/10        $10,000        $11,312
  MN Mille Lacs Capital Improvement Authority,
   Mille Lacs Band of Chippewa,
   Series 1992 A,
                              9.250%   11/01/12          1,445          1,792
  MN White Bear Lake,
   Birch Lake Townhomes Project,
   Series 1989 B,
                                (g)    07/15/19            288            526
  MO Hannibal Industrial Development Authority,
   Regional Healthcare Systems,
   Series 1992,
                              9.500%   03/01/22          4,250          5,243
  NC Lincoln County,
   Lincoln County Hospital,
                              9.000%   05/01/07            475            562
  NV State, Series A,
                              6.800%   07/01/12          2,440          2,690
  NY New York City General Obligation,
   Series 1991 D,
                              8.000%   08/01/18          5,085          5,822
  NY State Dormitory Authority,
   State University of New York,
   Series 1989 B,
                              7.250%   05/15/15            425            466
  NY State Power Authority,
   Series V,
                              8.000%   01/01/17            400            417
  NY State Urban Development Corp.,
   State Facilities, Series 1991,
                              7.500%   04/01/20          4,950          5,550
  NY Suffolk County Water Authority,
                              7.375%   06/01/12            180            191
  NY Triborough Bridge & Tunnel Authority,
   Series T,
                              7.000%   01/01/11            750            825
  PA Convention Center Authority,
   Series 1989 A,
                              6.000%   09/01/19          5,000          5,312
  PA Philadelphia Hospitals & Higher
   Educational Facilities Authority,
   Presbyterian Medical Center, Series 1993,
                              6.500%   12/01/11          5,155          5,748
  PA State Industrial Development Authority,
   Economic Development, Series A,
                              7.000%   01/01/11          5,595          6,182

                     Investment Portfolio/May 31, 1997

------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                   PAR          VALUE
------------------------------------------------------------------------------
OTHER - CONT.
  REFUNDED/ESCROW/SPECIAL OBLIGATION (f) - CONT
  PA State University,
                              6.750%   07/01/09        $   750        $    800
  PA Westmoreland County Municipal
   Authority, Series 1985,
                              9.125%   07/01/10          4,710           5,593
  SC Piedmont Municipal Power Agency,
   Series 1988,
                                (a)    01/01/13         18,570           7,892
  TN Jackson Water and Sewer Revenue,
   Series 1984,
                             10.375%   07/01/12            910           1,035
  TN Metropolitan Government, Nashville &
   Davidson Counties, Meharry Medical College,
                              6.875%   12/01/24         29,750          34,064
  TN Shelby County, Public Improvement:
    Series 1992-A,
                                (a)    05/01/10         15,750           7,914
    Series 1992-A,
                                (a)    05/01/12         15,130           6,638
  TX Austin Utilities System Revenue:
                              6.750%   05/15/12          3,500           3,824
    Series A,
                              7.800%   11/15/12            200             214
  TX Hidalgo County Health Services,
   Mission Hospital Inc., Series A,
                             10.250%   02/01/25          4,785           5,634
  TX San Antonio Electric & Gas Revenue,
   Series 1988,
                              8.000%   02/01/16            175             183
  TX State Research Laboratory Commission
   Finance Authority, Superconducting
   Super Collider, Series 1991,
                              6.950%   12/01/12         10,000          11,475
  UT Uintah County Pollution Control,
   Series 1984 F2,
                             10.500%   06/15/14          6,900           8,383
  VA Alexandria Redevelopment
   & Housing Authority, Courthouse
   Commons Apartments, Series 1990-B,
                                (g)    01/01/21            959           1,840
  WV States Parkways Economic
   & Tourism Authority, Series 1989,
                              7.125%   07/01/19          1,990           2,137
                                                                      --------
                                                                       271,184
                                                                      --------

                    Investment Portfolio/May 31, 1997
----------------------------------------------------------------------------

OTHER REVENUE - 6.7%
AMUSEMENTS & RECREATION - 0.1%
NM Red River Sports Facility, Red
   River Ski Area, Series 1985,
                             12.000%   06/01/07        $2,865        $ 2,890
                                                                     -------

  CHEMICALS - 0.4%
  IL Southwestern Illinois Development Authority,
   Sewer Facilities, Monsanto Co., Series 1991,
                              7.300%   07/15/15         3,000          3,360
  TN Humphreys County Industrial Development
   Board, E.I. DuPont de Nemours & Co., Series 1994,
                              6.700%   05/01/24         9,000          9,652
                                                                     -------
                                                                      13,012
                                                                     -------

  HOTELS/CAMPS/LODGING - 0.1%
  MN Burnsville Commercial Development,
   Holiday Inn Project,
                             10.600%   06/01/06         1,400          1,419
  MN Minneapolis Commercial Development,
   Hometel Associates Ltd., Series 1988,
                             10.500%   06/01/03         1,500          1,517
                                                                     -------
                                                                       2,936
                                                                     -------

  MANUFACTURING - 1.0%
  CO Mesa County Industrial Development,
   Joy Technologies, Inc., Series 1994,
                              8.500%   09/15/06         1,000          1,110
  CT State Development Authority,
   Pfizer, Inc. Project, Series 1994,
                              7.000%   07/01/25         3,000          3,341
  GA Wayne County Development Authority,
   Solid Waste Disposal, ITT Royonier, Inc.,
   Series 1990,
                              8.000%   07/01/15         2,500          2,725
  IL Charleston Non-Profit Corp.,
   Cougills Manor Project,
                              6.875%   07/01/20         1,762          1,778
  IL Rockford,
                              9.250%   02/01/00           705            720
  MN Brooklyn Park,
   TL Systems Corp., Series 1991,
                             10.000%   09/01/16           320            392
  MN Buffalo, Von Ruden
   Manufacturing, Inc., Series 1989,
                             10.500%   09/01/14         1,415          1,558

                    Investment Portfolio/May 31, 1997

-----------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                  PAR           VALUE
-----------------------------------------------------------------------------
OTHER REVENUE - CONT.
  MANUFACTURING - CONT.
  OH Cuyahoga County,
   Joy Technologies, Inc., Series 1992,
                              8.750%   09/15/07        $ 1,340        $ 1,501
  PA Bucks County Industrial Development,
   Jorgensen Steel,
                              9.000%   06/01/05          4,000          4,041
                                                                      -------
                                                                       17,166
                                                                      -------

  MISCELLANEOUS RETAIL - 0.4%
  DE Sussex County, Economic Development,
   Rehoboth Mall Project,
                              7.250%   10/15/12          4,885          5,367
  PA Bucks County Industrial Development,
   Hechinger Co., Series 1984,
                             11.375%   11/15/04          2,320          2,400
  PA Philadelphia Authority for
   Industrial Development, Hechinger Co.,
   Series 1983,
                             11.375%   12/01/04          3,715          3,784
  VA Halifax County Industrial Development,
   Authority O'Sullivan Industries Project,
   Series 1988,
                              8.250%   10/01/08          1,000          1,064
                                                                      -------
                                                                       12,615
                                                                      -------

  OTHER REVENUE - 0.1%
  MD Baltimore,
   Park Charles Project, Series 1986,
                              8.000%   01/01/10          1,570          1,652
                                                                      -------

  PAPER PRODUCTS - 0.7%
  IA Cedar Rapids,
   Weyerhaeuser Company Project,
                              9.000%   08/01/14          1,000          1,387
  LA De Soto Parish, International
   Paper Co., Series A,
                              7.700%   11/01/18          1,250          1,416
  MI State Strategic Fund,
   Blue Water Fiber Project,
   Series 1994,
                              8.000%   01/1/2012(b)     16,200         10,854
  MI State Strategic Fund,
   Great Lakes Pulp & Fibre Project,
   Series 1994,
                             10.250%   12/1/2016(b)     13,250          6,029

                     Investment Portfolio/May 31, 1997
----------------------------------------------------------------------------

  WA Walla Walla Public Corp.,
   Ponderosa Fibres Project, Series 1995,
                              9.125%  01/01/26        $ 3,080        $ 2,703
                                                                     -------
                                                                      22,389
                                                                     -------

  PETROLEUM REFINING - 1.1%
  CA Los Angeles Regional Airport
   Improvement Corp., Los Angeles
   International Airport,
                              6.800%  01/01/27          1,400          1,444
  PA State Economic Development
   Financing Authority, Sun Co., Inc.,
   Series 1994 A,
                              7.600%  12/01/24         27,500         30,628
                                                                     -------
                                                                      32,072
                                                                     -------

  STATE APPROPRIATED - 2.8%
  CA State Public Works Board,
   Various State Prisons Projects,
   Series 1993 A,
                              5.250%  12/01/13          6,400          6,264
  CO Douglas County School District,
   No. RE-1, Series 1996,
                              7.000%  12/15/12          6,000          7,027
  CO El Paso County School District, No. 11:
                              7.125%  12/01/20          7,350          8,866
    Series 1996,
                              7.100%  12/01/16          2,105          2,505
  IN Transportation Finance Authority,
   Series A,
                              6.750%  11/01/11          2,000          2,228
  NY Metropolitan Transportation Authority,
   Transit Facilities, Series 5,
                              6.900%  07/01/06          3,015          3,234
  NY State Dormitory Authority,
   Judicial Facilities, Series 1991 A,
                              9.500%  04/15/14          9,000         10,516
  NY State Urban Development
   Correctional Facility:
                              5.375%  04/01/16          5,590          5,443
    Series A,
                              6.500%  01/01/10         14,595         16,346
    Series A,
                              6.500%  01/01/11          8,500          9,541
    Series 1993 A,
                              5.500%  01/01/14         12,500         12,438
                                                                     -------
                                                                      84,408
                                                                     -------

                        Investment Portfolio/May 31, 1997

-----------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                  PAR           VALUE
-----------------------------------------------------------------------------
RESOURCE RECOVERY - 0.3%
  MISCELLANEOUS DISPOSAL - 0.1%
  MA Boston Industrial
  Development
   Finance Authority, Jet-A-Way, Inc.,
                             10.500%   01/01/11        $ 1,500        $ 1,659
                                                                      -------

  RESOURCE RECOVERY - 0.2%
  VA Fairfax County Economic Development,
   Ogden Martin Systems,
   Series 1987 A,
                              7.750%   02/01/11          4,395          4,719
                                                                      -------


TAX-BACKED - 10.6%
  General Obligations - 4.6%
  AK North Slope Borough,
   Series 1996 B,
                                (a)    6/30/2007(h)     45,000         26,606

  CA State, Series 1996,
                              5.250%   06/01/17          4,200          4,053
  CT City of Bridgeport,
   Series 1996 A,
                              6.500%   09/01/08          1,435          1,600
  HI Hawaii State,
                              5.250%   03/1/2015(h)     22,535         21,859
  MA City of Boston, Series 1992 A,
                              6.500%   07/01/12          4,400          4,719
  MA City of Holyoke,
   School Project Loan,
                              7.650%   08/01/09          1,250          1,356
  MA City of Lawrence,
                              4.750%   02/15/14          6,250          5,562
  MA City of Lowell:
                              8.000%   01/15/00            825            856
                              8.400%   01/15/09          1,000          1,129
  MA General Obligation Bonds,
   Series 1991 C,
                              6.750%   08/01/09          2,865          3,101
  MA State, Series 1991 C,
                              6.750%   08/01/09          1,000          1,101
  MI City of Detroit, Series 1990 B,
                              8.250%   04/01/10          5,000          5,400
  NV State:
    Series A,
                              6.800%   07/01/12             60             65
    Colorado River Commission,
    Hoover Dam Project, Series 1992,
                              6.600%   10/01/16          5,000          5,356

                        Investment Portfolio/May 31, 1997
--------------------------------------------------------------------------------

  NY New York City:
    Series 1995 B,
                              6.950%   08/15/12            $ 4,000        $  4,460
    Series 1997 A:
                              7.000%   08/01/06              5,000           5,544
                              7.000%   08/01/07              4,725           5,268
  NY State,
                              3.000%   03/15/01                405             378
  PR Municipal Finance Agency:
                              5.000%   07/01/09             11,540          11,309
                              5.250%   07/01/10              8,420           8,367
  TX Harris County,
   Series 1996:
                                (a)    10/01/14              9,630           3,671
                                (a)    10/01/17              9,630           3,021
  TX State, Veterans Land,
   Series 1989,
                              7.625%   12/01/13              5,375           5,771
  WA State,
   Series 1992 A,
                              6.250%   02/01/11              6,400           7,048
                                                                          --------
                                                                           137,600
                                                                          --------

  SALES & EXCISE TAX - 5.4%
  CA Los Angeles County Transportation Authority,
   Series 1993 A,
                              5.000%   07/01/21             27,555          24,868
  FL State Jacksonville Transportation,
                              5.000%   7/1/2013 (e)         10,265           9,777
  FL State Division of Bond Financing,
   Department of Natural Resources,
                              5.000%   07/01/13             10,000           9,538
  IL State Development Finance Authority,
   City of Marion Project, Series 1991,
                              9.625%   09/15/21              5,705           5,876
  IL State Sales Tax, Series N,
                              6.900%   06/15/09              1,000           1,089
  NJ State Transportation Trust Fund Authority:
                              5.000%   06/15/17              6,750           6,311
                              5.250%   06/15/16              7,000           6,799
    Series B,
                              7.000%   06/15/12             47,000          55,284
  NY State Local Government Assistance Corp.:
    Series D,
                              5.000%   04/01/23             26,425          23,650
    Series 1993 C,
                              5.500%   04/01/17             13,475          13,256

                        Investment Portfolio/May 31, 1997

----------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR            VALUE
----------------------------------------------------------------------------------
TAX-BACKED - CONT.
  SALES & EXCISE TAX - CONT.
  PA Pennsylvania Convention Center Authority,
                              6.750%   09/01/19            $ 5,000        $  5,488
                                                                          --------
                                                                           161,936
                                                                          --------

  TAX ALLOCATION - 0.6%
  CA Anaheim Public Finance Authority,
                              5.250%   2/1/2018 (e)          6,000           5,783
  CA San Jose Redevelopment Agency,
   Merged Area Redevelopment Project,
   Series 1993,
                              5.000%   08/01/21             15,000          13,631
                                                                          --------
                                                                            19,414
                                                                          --------


TRANSPORTATION - 6.9%
  AIR TRANSPORTATION - 3.6%
  TN Memphis-Shelby County, Airport
   Authority Special Facilities, Express
   Airlines I, Inc., Series 1986,
                             10.000%   12/01/16                750             761
  CO Denver City & County Airport:
    Series C,
                              6.500%   11/15/12             10,625          11,847
    Series 1991 A,
                              8.750%   11/15/23              5,485           6,411
    Series 1992 B,
                              7.250%   11/15/23              5,500           5,961
    Series 1992 B,
                              7.250%   11/15/23              6,375           7,036
    Stapleton International Airport, Series 1990 A,
                              8.500%   11/15/23              5,000           5,606
  HI State,
   Airport System Revenue:
    Series 1991,
                              6.900%   07/01/12              4,250           4,813
    Series 2,
                              7.000%   07/01/18             14,770          15,822
  IL Chicago:
   O'Hare International Airport,
    Series A,
                              5.000%   01/01/16             15,000          13,763
    Series 1994 A,
                              6.375%   01/01/12              4,980           5,322
  TX Dallas-Fort Worth Regional Airport,
   Series A,
                              7.375%   11/01/11              6,000           6,885

                       Investment Portfolio/May 31, 1997
------------------------------------------------------------------------------

  VA Capital Region Airport Commission,
   Series B,
                              8.125%   07/01/14        $17,200        $ 20,877
  VA Metropolitan Washington D.C
   Airports Authority, Series 1990 A,
                              7.600%   10/01/14          3,400           3,693
                                                                      --------
                                                                       108,797
                                                                      --------

  TRANSPORTATION - 1.6%
  CA Long Beach, Series 1993,
                              5.125%   05/15/13          4,500           4,269
  MA Massachusetts Bay Transportation
   Authority,
                              5.250%   03/01/20          5,000           4,750
  NY Port Authority of New York & New Jersey,
   Series 91,
                              5.200%   11/15/20         32,800          30,873
  PA Erie-Western Port Authority,
   Series 1990,
                              8.625%   06/15/10          1,850           2,037
  SC State Ports Authority,
   Series 1991,
                              6.750%   07/01/21          4,250           4,526
  WA Port of Seattle, Series 1990 B,
                              7.700%   12/01/11          3,000           3,293
                                                                      --------
                                                                        49,748
                                                                      --------

  TURNPIKE/TOLLROAD/BRIDGE - 1.7%
  FL State Mid-Bay Bridge Authority,
   Series A,
                              6.875%   10/01/22          2,000           2,325
  MA State Turnpike Authority:
    Series A,
                              5.000%   01/01/20         15,765          14,484
    Series 1993 A,
                              5.125%   01/01/23          5,000           4,581
  NJ State Turnpike Authority:
    Series C,
                              6.500%   01/01/16          3,500           3,911
    Series 1991 C,
                              6.500%   01/01/16          7,000           7,884
  NY State Thruway Authority,
   Series 1997 D,
                              5.250%   01/01/21          7,410           7,067
  NY Triborough Bridge & Tunnel Authority,
   Series L,
                              8.000%   01/01/07            300             312

                      Investment Portfolio/May 31, 1997

----------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                 PAR           VALUE
----------------------------------------------------------------------------
TRANSPORTATION - CONT
  TURNPIKE/TOLLROAD/BRIDGE - CONT
  TX Harris County, Series 1991,
                              6.750%  08/01/14        $10,000        $10,838
                                                                     -------
                                                                      51,402
                                                                     -------

----------------------------------------------------------------------------
UTILITY - 27.6%
  INDIVIDUAL POWER PRODUCER - 0.9%
  FL Martin County Industrial Development
   Authority, Indiantown Cogeneration Project,
   Series 1994 A,
                              7.875%  12/15/25          7,500          8,419
  NY Port Authority of New York & New Jersey,
   KIAC Partners, Series 1996 IV:
                              6.750%  10/01/19          7,000          7,280
                              6.750%  10/01/11          1,500          1,579
  PA Economic Development Finance
   Authority, Colver Project, Series D,
                              7.150%  12/01/18         10,000         10,538
                                                                     -------
                                                                      27,816
                                                                     -------

  INVESTOR OWNED - 8.7%
  AZ Pima County Industrial Development
   Authority, Tucson Electric Power Co.,
   Series 1988 A,
                              7.250%  07/15/10         11,630         12,851
  CA California Pollution Control Financing
   Authority, Pacific Gas & Electric Co.,
   Series 1992 A,
                              6.625%  06/01/09          5,350          5,704
  DE State Economic Development Authority,
   Delmarva Power & Light Co.,
   Series 1990 A,
                              7.600%  03/01/20          5,000          5,406
  FL Pinellas County,
   Florida Power Corp.,
                              7.200%  12/01/14          1,000          1,088
  GA Burke County Development Authority,
   Oglethorpe Power Corp.,
   Series 1992,
                              8.000%  01/01/22         11,000         12,884
  HI State Department Budget and Finance:
    RIB (variable rate), Series 1993 B,
                              6.665%  12/15/23         10,000          8,875
    Hawaiian Electric Co., Series 1990 C,
                              7.375%  12/01/20          5,965          6,472

                      Investment Portfolio/May 31, 1997
----------------------------------------------------------------------------

  IL Development Financial Authority,
   Pollution Control, Series 1991,
                              7.250%  06/01/11        $ 5,625        $ 6,047
  IL State Deveolpment Finance Authority,
   Commonwealth Edison Co. Project,
   Series D,
                              6.750%  03/01/15          3,400          3,702
  IN Mt. Vernon,
   Southern Indiana Gas & Electric Co.,
   Series 1984 A,
                              7.250%  03/01/14          4,500          4,877
  IN Petersburg, Indiana Power &
   Light Co., Series B,
                              5.400%  08/01/17          5,000          4,763
  IN Sullivan Pollution Control, Merom
   Station Project, Series 1991,
                              7.100%  04/01/19         10,000         10,688
  KY Trimble County,
   Louisville Gas & Electric Co.,
   Series 1990 A,
                              7.625%  11/01/20          7,555          8,282
  LA De Soto Parish,
   Southwestern Electric Power Co.,
   Series 1992,
                              7.600%  01/01/19          6,000          6,795
  MI Monroe County,
   Detroit Edison Co. Monroe & Fermi Project,
   Series 1990 I,
                              7.650%  09/01/20          8,000          8,770
  MI St. Clair County Economic Development
   Corp., Detroit Edison Co., Series 1933 AA,
                              6.400%  08/01/24          7,000          7,516
  MT Forsyth, The Washington
   Power Co., Series 1989,
                              7.125%  12/01/13          8,000          8,590
  NJ Cape May County Industrial Pollution
   Control Financing Authority, Atlantic City
   Electric Co., Series 1994 A,
                              7.200%  11/01/29          5,000          5,631
  NM Farmington Southern California Edison,
                              7.200%  04/01/21          8,000          8,740
  NV Clark County,
   Nevada Power Co., Series 1992 A,
                              6.700%  06/01/22         25,895         27,352
  NV Clark County Industrial Development,
   Nevada Power Company, Series 1990,
                              7.800%  06/01/20          4,250          4,702

                     Investment Portfolio/May 31, 1997

------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                  PAR           VALUE
------------------------------------------------------------------------------
UTILITY - CONT
  INVESTOR OWNED - CONT
  NV Humboldt County Pollution Control Revenue,
   Idaho Power Co. Project,
                              8.300%   12/20/14        $ 1,875        $  2,201
  NY State Energy Research & Development Authority:
   Brooklyn Union Gas Co.,
   Series 1993 A, RIB (variable rate),
                              8.001%   04/01/20         13,000          14,560
   Consolidated Edison Co.:
                              7.500%   01/01/26          4,250           4,563
    Series 1991 A,
                              7.500%   01/01/26          4,000           4,270
    Series 1992 A,
                              6.750%   01/15/27          4,265           4,478
    Series 1994 A,
                              7.125%   12/01/29          5,000           5,556
    Series 1993 B,
                              5.250%   08/15/20         13,500          12,623
   Long Island Lighting Co.,
                              7.150%   12/01/20         11,075          11,726
  OH State Air Quality Development Authority,
   The Cleveland Electric Illuminating Co.,
   Series 1992,
                              8.000%   12/01/13          6,545           7,568
  OK Muskogee, Oklahoma Gas & Electric
   Project, Series A,
                              7.000%   03/01/17          1,300           1,332
  TX Brazos River Authority,
   Houston Light & Power Co.,
   Series A:
                              6.700%   03/01/17         13,015          13,991
                              7.625%   05/01/19            900             965
  TX Matagorda County,
   Houston Light & Power Co.,
                              6.700%   03/01/27          7,200           7,749
  WV Mason County Pollution Control,
   Applachian Power Co.,
   Series G,
                              7.400%   01/01/14            400             429
                                                                      --------
                                                                       261,746
                                                                      --------

  JOINT POWER AUTHORITY - 6.7%
  AZ Salt River Project, Agricultural
   Improvement & Power District
   Electric System,
   Series A,                                             1,500           1,583

                        Investment Portfolio/May 31, 1997
--------------------------------------------------------------------------------

  FL State Municipal Power Agency,
   Series 1993,
                              5.100%  10/01/25            $38,150        $ 34,812
  GA Municipal Electric Authority Power:
    Series Z,
                              5.500%  1/1/2020(h)          24,000          23,820
    Series 1993 C,
                              5.700%  1/1/2019(h)          20,000          20,350
  MA State Municipal Wholesale Electric Co.,
   Series 1994 A,
                              6.228%  07/01/16             22,900          18,978
  MN Southern Minnesota Municipal
   Power Agency,
   Series A,
                              5.000%  01/01/16              6,000           5,528
  SC Piedmont Municipal Power Agency:
    Series 1988,
                                (a)   01/01/13             25,885          10,775

    Series 1993,
                              5.375%  01/01/25              9,055           8,760
  SC State Public Service Authority:
                              5.125%  01/01/32             26,150          23,895
    Series C:
                              5.000%  01/01/18              5,000           4,606
                              5.125%  01/01/21             18,000          16,785
    Series 1993 C,
                              5.000%  01/01/25              9,000           8,134
  TX State Municipal Power Agency,
                                (a)   09/01/13             12,440           5,007

  UT Intermountain Power Agency,
   State Power Supply,
   Series B,
                              7.625%  07/01/08                100             105
  WA State,
   Public Power Supply System,
   Nuclear Project No. 3,
   Series 1993 C,
                              5.400%  07/01/12             14,000          13,528
  WI Public Power, Inc.,
   Series 1993 B,
                              5.440%  07/01/14              5,400           5,184
                                                                         --------
                                                                          201,850
                                                                         --------

  MUNICIPAL ELECTRIC - 4.6%
  AZ Mesa,
   Series 1997,
                              5.375%  07/01/15             12,800          12,720

                        Investment Portfolio/May 31, 1997

--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                    PAR           VALUE
--------------------------------------------------------------------------------
UTILITY - CONT.
  MUNICIPAL ELECTRIC - CONT.
  FL Orlando Utilities Commission:
    RIB (variable rate), Series 1993-B,
                              6.633%   10/06/13          $ 5,000        $  4,956
    Series A,
                              5.000%   10/01/20           15,000          13,650
    Series 1993-A,
                              5.250%   10/01/23           11,525          10,805
    Series 1989 D,
                              5.000%   10/01/23            6,200           5,611
  LA De Soto Parish,
   Southwestern Electric Power Co.,
                              7.600%   01/01/19            5,000           5,663
  OH Cleveland Public Power,
                              5.125%   11/15/18           15,000          14,081
  PR Electric Power Authority:
                              5.250%   07/01/16            3,500           3,395
                              6.000%   07/01/11            4,195           4,515
                              6.000%   07/01/12            6,680           7,189
                              6.250%   07/01/10            6,000           6,608
  SD Heartland Consumers Power District,
   Series 1992,
                              6.000%   01/01/12            3,650           3,910
  TN Metropolitan Government,
  Nashville & Davidson Counties, Series 1996 A,
                                (a)    05/15/09            8,500           4,494

  TX San Antonio:
    Series 1992,
                              5.000%   02/01/17            9,000           8,336
    Series 1989 B,
                              5.000%   02/01/16           10,000           9,288
  WA Chelan County Public Utilities District:
                                (a)    06/01/09            5,000           2,606
                                (a)    06/01/11            5,000           2,281

  WA Chelan County Public Utilities
   District Number 001 Consolidate,
   Series 1989-A Division I,
                              7.750%   07/01/21            4,500           4,826
  WA Tacoma Electric System,
   RIB (variable rate), Series 1991 C,
                              8.698%   01/02/15           10,000          11,613
                                                                        --------
                                                                         136,547
                                                                        --------

  WATER & SEWER - 6.7%
  CA Los Angeles Wastewater Systems,  Series 1993 D,
                              5.200%   11/01/21           10,000           9,288

                        Investment Portfolio/May 31, 1997
--------------------------------------------------------------------------------

  FL Hillsborough County, Series 1991 A,
                              7.000%   08/01/14             $ 5,000        $ 5,469
  FL Reedy Creek Improvement District,
   Series 1994-1,
                              5.000%   10/01/19              23,190         21,190
  ID State Water Resource Board,
   Boise Water Corp., Series 1991,
                              7.250%   12/01/21               6,000          6,398
  LA Public Facility Belmont Water Authority,
                              9.000%   03/15/2024(c)          1,350          1,215
  MA State Water Resources Authority:
    Series B,
                              5.000%   03/01/22              21,200         19,054
    Series C,
                              4.750%   12/01/23              15,680         13,485
  MS V Lakes Utility District,
                              8.250%   07/15/24                 760            743
  NJ Ocean County Utilities Authority,
                              5.000%   01/01/13               2,190          2,102
  NJ State Economic Development Authority,
   American Water Co., Inc.:
                              6.500%   04/01/22               4,900          5,170
    Series 1994 A,
                              6.875%   11/01/34              10,590         11,570
  NY State Environmental Facilities Corp.,
   New York City Municipal Water Finance Authority:
    Pollution Control,
                              5.750%   06/15/12              19,260         19,982
    Series 1991 E,
                              6.500%   06/15/14               3,000          3,214
  NY Suffolk County Water Authority,
                              7.375%   06/01/12                  20             21
  PA Philadelphia, Water & Waste
   Water Revenue, Series 1993,
                              5.000%   06/15/16              15,000         13,800
  TN Jackson Water and Sewer Revenue,
   Series 1984,
                             10.375%   07/01/12               1,090          1,232
  TX Houston Water & Sewer Lien:
                              5.375%   12/01/18              15,000         14,606
    Series C,
                                (a)    12/01/12              42,000         17,693
  TX Houston Water & Sewer System Revenue,
                              5.000%   12/01/18              24,755         22,836
  TX State Coastal Industrial Water Authority,
   Bayport Water System, Series 1978,
                              7.000%   12/15/03               2,200          2,200

                        Investment Portfolio/May 31, 1997

-------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                 PAR            VALUE
-------------------------------------------------------------------------------
UTILITY - CONT.
  WATER & SEWER - CONT.
  VA Roanoke County,
   Water System Revenue, Series 1993,
                              5.000%  07/01/21        $10,000        $    9,088
                                                                     ----------
                                                                        200,356
                                                                     ----------

TOTAL MUNICIPAL BONDS  (cost of $2,845,038)                           2,950,837
                                                                     ----------

OPTIONS - 0.1%                                      CONTRACTS
-------------------------------------------------------------------------------
  July 1997 Treasury Bond Put,
   Strike price 107, Expiration 06/20/97                  100               141
  July 1997 Treasury Bond Put,
   Strike price 108, Expiration 06/21/97                  100               344
  July 1997 Treasury Bond Call,
   Strike price 110, Expiration 06/21/97                  100               718
  July 1997 Treasury Bond Call,
   Strike price 112, Expiration 06/21/97                  100               156
                                                                     ----------
TOTAL OPTIONS (cost of $1,864)                                            1,359
                                                                     ----------

TOTAL INVESTMENTS (cost of $2,846,902) (i)                            2,952,196
                                                                     ----------


SHORT-TERM OBLIGATIONS - 0.8%                            PAR
-------------------------------------------------------------------------------
  VARIABLE RATE DEMAND NOTES (j)
  CA Newport Beach Hoag Hospital,
                              3.950%  10/01/22        $ 3,400             3,400
  FL Pinellas County Health
   Facilities Authority,
   Series 1985,
                              4.100%  12/01/15            200               200
  IN Portage Economic Development
   Revision, Pedcor Investments,
   Series A,
                              4.050%  08/01/30          5,800             5,800
  IN State Health Facilities
   Financing Authority,
   Series 1992,
                              4.000%  12/01/02          2,300             2,300
  MI Farmington Hills Hospital Finance
   Authority, Botsford General Hospital,
   Series 1991 B,
                              4.100%  02/15/16          1,700             1,700
  MI Flint Hospital Building Authority,
   Hurley Medical Center,
   Series 1995 B,
                              3.950%  07/01/15            900               900

                        Investment Portfolio/May 31, 1997
-------------------------------------------------------------------------------

  MS Perry County,
   Leaf River Forest Project,
                                 4.000%  03/01/02       $ 8,300      $    8,300
  NY Niagara Mohawk Series 1985-A,
                                 4.200%  07/01/15           100             100
  SC Charleston County Shell,
                                 4.000%  01/01/07         2,100           2,100
                                                                     ----------
  TOTAL SHORT-TERM OBLIGATIONS                                           24,800
                                                                     ----------

OTHER ASSETS & LIABILITIES, NET - 0.7%                                   22,004
-------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                  $2,999,000
                                                                     ----------

NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------------
  (a)  Zero coupon bond.
  (b) This issuer is in default of certain debt covenants. Income is not being accrued.
  (c) Securities exempt from registration under rule 144-A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1997, the value of these securities amounted to $78,236 or 2.6% of net assets.
  (d) This is a restricted security which was acquired on April 2, 1990 at a cost of $320. This security represents 0.0% of the Fund's net assets at May 31, 1997.
  (e) These securities have been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement date.
  (f) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.
  (g) Accrued interest accumulates in the value of the security and is payable at redemption.
  (h) These securities, or a portion thereof, are being used to collateralize the delayed delivery purchase indicated in note (e) above.
  (i)  Cost for federal income tax purposes is $2,846,967.
  (j) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 1997.



                   Acronym                    Name
                   -------                    ----
                     RIB             Residual Interest Bond

                        STATEMENT OF ASSETS & LIABILITIES
                            MAY 31, 1997 (UNAUDITED)

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $2,846,902)                            $  2,952,196
Short-term obligations                                                  24,800
                                                                  ------------
                                                                     2,976,996

Receivable for:
  Interest                                        $  58,241
  Investments sold                                   23,767
  Fund shares sold                                      664
Other                                                   137             82,809
                                                  ---------       ------------
    Total Assets                                                     3,059,805

LIABILITIES
Payable for:
  Investments purchased                              41,564
  Distributions                                      13,493
  Fund shares repurchased                             5,251
Accrued:
  Deferred Trustees fees                                 31
Other                                                   466
                                                  ---------
    Total Liabilities                                                   60,805
                                                                  ------------

NET ASSETS                                                        $  2,999,000
                                                                  ------------

Net asset value & redemption price per share -
Class A ($2,604,779/195,341)                                      $      13.33
                                                                  ------------
Maximum offering price per share - Class A
($13.33/0.9525)                                                   $      13.99 (a)
                                                                  ------------
Net asset value & offering price per share -
Class B ($394,221/29,564)                                         $      13.33 (b)
                                                                  ------------

COMPOSITION OF NET ASSETS
Capital paid in                                                   $  2,947,361
Undistributed net investment income                                      1,851
Accumulated net realized loss                                          (55,506)
Net unrealized appreciation                                            105,294
                                                                  ------------
                                                                  $  2,999,000
                                                                  ------------

(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE SIX MONTHS ENDED MAY 31, 1997
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Interest                                                         $     100,049

EXPENSES
Management fee                                   $    7,712
Service fee                                           3,844
Distribution fee - Class B                            1,524
Transfer agent                                        2,462
Bookkeeping fee                                         380
Registration fee                                         38
Custodian fee                                            44
Audit fee                                                37
Trustees fee                                             95
Reports to shareholders                                  24
Legal fee                                               274
Other                                                   134             16,568
                                                 ----------     --------------
       Net Investment Income                                            83,481
                                                                --------------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
  Investments                                           565
  Closed futures contracts                           (3,215)
                                                 ----------
    Net Realized Loss                                                   (2,650)
Net unrealized depreciation
  during the period                                                    (48,502)
                                                                --------------
       Net Loss                                                        (51,152)
                                                                --------------
Net Increase in Net Assets from Operations                      $       32,329
                                                                --------------


See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                   (Unaudited)
                                                    Six months
                                                      ended            Year ended
(in thousands)                                        May 31           November 30
                                                    -----------        -----------
INCREASE (DECREASE) IN NET ASSETS                      1997               1996
Operations:
Net investment income                               $    83,481        $   184,838
Net realized gain (loss)                                 (2,650)            36,263
Net unrealized depreciation                             (48,502)           (82,294)
                                                    -----------        -----------
    Net Increase from Operations                         32,329            138,807
Distributions:
From net investment income - Class A                    (75,319)          (164,142)
From net investment income - Class B                     (9,921)           (21,619)
                                                    -----------        -----------
                                                        (52,911)           (46,954)
                                                    -----------        -----------
Fund Share Transactions:
Receipts for shares sold - Class A                      161,352            420,494
Value of distributions reinvested - Class A              42,183             91,754
Cost of shares repurchased - Class A                   (371,133)          (764,164)
                                                    -----------        -----------
                                                       (167,598)          (251,916)
                                                    -----------        -----------
Receipts for shares sold - Class B                        6,822             22,446
Value of distributions reinvested - Class B               5,475             11,854
Cost of shares repurchased - Class B                    (38,328)           (69,907)
                                                    -----------        -----------
                                                        (26,031)           (35,607)
                                                    -----------        -----------
Net Decrease from Fund Share
  Transactions                                         (193,629)          (287,523)
                                                    -----------        -----------
        Total Decrease                                 (246,540)          (334,477)

NET ASSETS
Beginning of period                                   3,245,540          3,580,017
                                                    -----------        -----------
End of period (including undistributed
  net investment income of $1,851 and $2,545,
  respectively.)                                    $ 2,999,000        $ 3,245,540
                                                    ===========        ===========

NUMBER OF FUND SHARES
Sold - Class A                                           12,142             31,534
Issued for distributions reinvested - Class A             3,159              6,835
Repurchased - Class A                                   (27,883)           (57,191)
                                                    -----------        -----------
                                                        (12,582)           (18,822)
                                                    -----------        -----------
Sold - Class B                                              513              1,673
Issued for distributions reinvested - Class B               410                883
Repurchased - Class B                                    (2,880)            (5,231)
                                                    -----------        -----------
                                                         (1,957)            (2,675)
                                                    -----------        -----------

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            May 31, 1997 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
In the opinion of management of Colonial Tax-Exempt Fund (the Fund), a series of Colonial Trust IV, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at May 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.


NOTE 2. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

                   Notes to Financial Statements/May 31, 1997
--------------------------------------------------------------------------------
NOTE 2.  ACCOUNTING POLICIES - CONT.
--------------------------------------------------------------------------------
Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the annualized distribution fee applicable to Class B shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's pro rata portion of the combined average net assets of the Fund, Colonial Tax-Exempt Insured Fund and Colonial High Yield Municipal Fund as follows:

                   Notes to Financial Statements/May 31, 1997
--------------------------------------------------------------------------------

         Average Net Assets         Annual Fee Rate
         ------------------         ---------------
         First $1 billion                0.60%
         Next $2 billion                 0.55%
         Next $1 billion                 0.50%
         Over $4 billion                 0.45%

Effective July, 1, 1995 the management fee applicable to the Fund was reduced by 0.05% annually of the average net assets of the Fund between $2 billion and $3 billion.

In addition, a further reduction was made based on the following schedule:

                                   Cumulative Annualized
         Effective Date                  Reduction
         ------------------        ---------------------
         January 1, 1996                   0.01%
         April 1, 1996                     0.02%
         July 1, 1996                      0.03%
         October 1, 1996                   0.04%

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus a percentage of the Fund's average net assets as follows:

       Average Net Assets          Annual Fee Rate
       ------------------          ---------------
       First $50 million              No charge
       Next $950 million               0.035%
       Next $1 billion                 0.025%
       Next $1 billion                 0.015%
       Over $3 billion                 0.001%

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.14% annually of the Fund's average net assets and receives a reimbursement for certain out of pocket expenses.

Effective January 1, 1997 and continuing through calender year 1997, the Transfer Agent fee will be reduced by 0.01% in cumulative monthly increments, resulting in a decrease in the fee from 0.14% to 0.13% annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. During the six months ended May 31, 1997, the Fund has been advised that the Distributor retained net underwriting discounts of $75,265 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $588,813, on Class B share redemptions.

                   Notes to Financial Statements/May 31, 1997
--------------------------------------------------------------------------------
NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
--------------------------------------------------------------------------------
The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4.  PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: For the six months ended May 31, 1997, purchases and sales of investments, other than short-term obligations, were $702,782,518 and $868,760,557, respectively.

Unrealized appreciation (depreciation) at May 31, 1997, based on cost of investments for federal income tax purposes was approximately:


Gross unrealized appreciation         $ 146,062,000
Gross unrealized depreciation           (40,833,000)
                                      -------------
    Net unrealized appreciation       $ 105,229,000
                                      =============

CAPITAL LOSS CARRYFORWARDS: At November 30, 1996, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

          Year of                 Capital loss
        expiration                carryforward
        ----------               ---------------
        2002                          28,967,000
        2003                           4,478,000
                                 ---------------
                                 $    33,445,000
                                 ===============

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: The Fund has greater than 10% of its net assets at May 31, 1997 invested in New York.

                   Notes to Financial Statements/May 31, 1997
--------------------------------------------------------------------------------

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5.  LINE OF CREDIT
--------------------------------------------------------------------------------
The Fund may borrow up to $200,000,000 of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended May 31, 1997.

                              FINANCIAL HIGHLIGHTS


Selected data for a share of each class outstanding throughout each period are as follows:

                                                          (Unaudited)
                                                              Six
                                                          months ended
                                                             May 31                       Year ended November 30
                                                   --------------------------            ------------------------
                                                              1997                                 1996
                                                   Class A            Class B            Class A          Class B
                                                   -------            -------            --------         -------
Net asset value -
      Beginning of period                          $13.550            $13.550            $ 13.720         $13.720
                                                   -------            -------            --------         -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                0.372              0.322               0.756           0.656
Net realized and
unrealized gain (loss)                              (0.217)            (0.217)             (0.171)         (0.171)
                                                   -------            -------            --------         -------
   Total from Investment
     Operations                                      0.155              0.105               0.585           0.485
                                                   -------            -------            --------         -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
   income                                           (0.375)            (0.325)             (0.755)         (0.655)
                                                   -------            -------            --------         -------
Net asset value -
   End of period                                   $13.330            $13.330            $ 13.550         $13.550
                                                   =======            =======            ========         =======
Total return (a)                                      1.18%(b)           0.80(b)             4.47%           3.70%
                                                   =======            =======            ========         =======

RATIOS TO AVERAGE NET ASSETS
Expenses                                              0.97%(c)(d)        1.72%(c)(d)         0.99%(c)        1.74%(c)
Net investment income                                 5.48%(c)(d)        4.73%(c)(d)         5.61%(c)        4.86%(c)
Portfolio turnover                                      23%                23%                 40%             40%
Net assets at end
of period (in millions)                            $ 2,605            $   394            $  2,818         $  427

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(b) Not annualized.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(d) Annualized.

                          FINANCIAL HIGHLIGHTS - CONT.







             Year ended November 30
-----------------------------------------------
         1995                     1994
Class A      Class B      Class A      Class B
--------     --------     --------     --------
$ 12.180     $ 12.180     $ 13.920     $ 13.920
--------     --------     --------     --------

   0.771        0.673        0.795        0.695

   1.535        1.535       (1.744)      (1.744)
--------     --------     --------     --------

   2.306        2.208       (0.949)      (1.049)
--------     --------     --------     --------


  (0.766)      (0.668)      (0.791)      (0.691)
--------     --------     --------     --------

$ 13.720     $ 13.720     $ 12.180     $ 12.180
========     ========     ========     ========

  19.35%       18.47%       (7.08%)      (7.78%)
========     ========     ========     ========


   1.01%        1.76%        1.01%        1.76%
   5.82%        5.07%        6.00%        5.25%
     41%          41%          56%          56%

$ 3,111      $   469      $ 2,858      $   440

                          FINANCIAL HIGHLIGHTS - CONT.


Selected data for a share of each class outstanding throughout each period are as follows:


                                                                  Year ended November 30
                                                     ----------------------------------------------------
                                                              1993                       1992
                                                     Class A       Class B       Class A      Class B (a)
                                                     --------      --------      --------     -----------
   Net asset value -
      Beginning of period                            $ 13.480      $ 13.480      $ 13.190       $ 13.230
                                                     --------      --------      --------       --------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                0.842         0.740         0.913          0.462
   Net realized and
   unrealized gain                                      0.451         0.451         0.277          0.248
                                                     --------      --------      --------       --------
      Total from Investment
         Operations                                     1.293         1.191         1.190          0.710
                                                     --------      --------      --------       --------
   LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
   From net investment
       income                                          (0.853)       (0.751)       (0.900)        (0.460)
                                                     --------      --------      --------       --------
   Net asset value -
      End of period                                  $ 13.920      $ 13.920      $ 13.480       $ 13.480
                                                     --------      --------      --------       --------
   Total return (b)                                      9.80%         9.00%         9.29%          9.29%
                                                     --------      --------      --------       --------

   RATIOS TO AVERAGE NET ASSETS
   Expenses                                              1.02%         1.77%         1.05%          1.80%
   Net investment income                                 6.06%         5.31%         6.81%          6.06%
   Portfolio turnover                                      28%           28%           14%            14%
   Net assets at end
   of period (in millions)                           $  3,357      $    430      $  2,899       $    137



        (a) Class B shares were initially offered on May 5, 1992. Per share amounts reflect activity from that date.
        (b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
        (c) Not annualized.
        (d) Annualized.

                    IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Tax-Exempt Fund is:
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611


Colonial Tax-Exempt Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Colonial at 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

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       Mutual Funds for
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                                    TRUSTEES

ROBERT J. BIRNBAUM

Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE

Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS

Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin &
Frankel)

JAMES E. GRINNELL

Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.

Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER

Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C. S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.

Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER

Dean, Boston College School of Management

GEORGE L. SHINN

Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN

Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.

Chairman of the Board, Reed & Barton Corporation

            COLONIAL INVESTMENT SERVICES, INC., Distributor (C) 1997
                     A Liberty Financial Company (NYSE: L)
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750
                            TE-03/772D-0597 M (7/97)